Other non-current assets (Tables)	12 Months Ended
Dec. 31, 2022
Other non-current assets
Schedule of other non-current assets

	December 31,
	2022	2021	2020

	(Euro, in thousands)
Non-current restricted cash	€4,569	€1,425	€1,482
Financial assets held at fair value through profit or loss	—	—	8,951
Other non-current assets	1,209	1,048	910
Total other non-current assets	€5,778	€2,473	€11,343

Schedule of financial assets held at fair value through profit or loss

	December 31,
	2022	2021	2020

	(Euro, in thousands)
Costs at January 1,	€1,994	€3,910	€4,736
Acquisitions of the year	12	12	1,994
Disposals of the year	—	(1,928)	(2,820)
Costs at December 31,	2,006	1,994	3,910
Fair value adjustment at January 1,	(1,994)	5,042	6,539
Cancellation of fair value adjustment following disposal	—	(2,116)	(3,894)
Fair value adjustment of the year	(12)	(4,920)	2,397
Fair value adjustment at December 31,	(2,006)	(1,994)	5,042
Net book value at December 31,	€—	€—	€8,951